UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.49%
Corporate Revenue Bond – 1.72%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	2,500,000	$3,405,325
		3,405,325
Education Revenue Bonds – 8.37%
Colorado Educational & Cultural Facilities Authority
Revenue
5.00% 11/1/44	890,000	894,112
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,287,706
7.45% 8/1/48	1,000,000	1,170,380
(Charter School Project) 5.00% 7/15/37	1,150,000	1,234,709
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,026,602
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,084,180
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	455,625
5.00% 12/1/42	540,000	533,579
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	791,308
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	899,302
144A 5.50% 7/1/49 #	870,000	909,107
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,992,418
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,317,120
		16,596,148
Electric Revenue Bonds – 4.84%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,677,440
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27	2,795,000	3,217,632
Series HH 5.00% 6/1/29	2,355,000	2,698,265
		9,593,337
Healthcare Revenue Bonds – 34.13%
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D
5.00% 12/1/23 (AGM)	2,775,000	3,095,818
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24 ●	1,375,000	1,493,236
(American Baptist) 8.00% 8/1/43	1,000,000	1,193,260
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,675,643

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 2/1/41	2,250,000	$2,430,675
Series A 5.25% 2/1/33	1,000,000	1,112,810
Series A 5.25% 1/1/45	3,000,000	3,364,830
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,121,100
Series D 6.25% 10/1/33	2,000,000	2,322,800
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,534,665
6.375% 1/1/41	1,000,000	1,083,370
Series A 5.75% 1/1/37	1,500,000	1,531,710
(Covenant Retirement Communities) Series A
5.00% 12/1/33	4,000,000	4,243,640
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,926,195
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,057,360
5.00% 12/1/42	2,500,000	2,660,750
5.625% 6/1/43	1,150,000	1,296,015
Series A 5.25% 6/1/34	2,750,000	2,760,010
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	2,000,000	2,238,740
(National Jewish Health Project) 5.00% 1/1/27	300,000	311,406
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,033,060
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,402,275
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,000,000	1,103,450
Series B 5.25% 1/1/25	2,500,000	2,875,075
(Total Long-Term Care)
Series A 6.00% 11/15/30	2,365,000	2,609,777
Series A 6.25% 11/15/40	750,000	825,840
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,097,020
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,774,175
Series A 4.75% 12/1/36	1,500,000	1,521,210
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,270,223
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	2,690,000	2,773,686
Series A 6.00% 11/15/29	2,460,000	2,905,531
		67,645,355

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 0.96%
Colorado Housing & Finance Authority
(Single Family Mortgage - Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	775,000	$802,985
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (FHLMC)	490,000	537,113
Series AA 4.50% 11/1/23 (FHLMC)	505,000	551,834
		1,891,932
Lease Revenue Bonds – 3.35%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,676,441
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,258,980
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,701,510
		6,636,931
Local General Obligation Bonds – 10.05%
Adams 12 Five Star Schools
5.00% 12/15/25	1,000,000	1,244,170
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,137,810
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,426,537
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,698,118
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	371,311
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,410,964
Jefferson County School District No. R-1
5.25% 12/15/24	2,500,000	3,157,950
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA) @	1,500,000	1,459,725
District No. 2 5.50% 12/15/37 @	1,200,000	1,215,432
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,578,545
Weld County School District No. 4
5.00% 12/1/19 (AGM)	1,085,000	1,213,128
		19,913,690

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 10.62%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	$2,999,000
Aspen Sales Tax Revenue
(Parks & Open Spaces) Series B
5.25% 11/1/23-15 (AGM) §	2,040,000	2,135,900
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16 §	75,000	81,972
Denver City & County
(Justice System Facilities & Zoo) 5.00% 8/1/19-15 §	1,020,000	1,053,415
(Justice System Facilities) 5.00% 8/1/21-16 §	1,500,000	1,616,775
Douglas County School District No. 1
(Douglas & Elbert Counties) Series B 5.00%
12/15/24-16 §	2,355,000	2,575,145
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,489,327
Garfield Pitkin & Eagle County School District No. 1
(Roaring Fork) Series A 5.00% 12/15/27-14 (AGM) §	1,500,000	1,503,480
Grand County School District No. 2
(East Grand) 5.25% 12/1/25-17 (AGM) §	2,485,000	2,824,426
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,636,992
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30-16 (AMBAC) §	2,000,000	2,138,200
		21,054,632
Special Tax Revenue Bonds – 12.33%
Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue
5.00% 12/1/26 @	1,575,000	1,507,511
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	733,019
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,683,900
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,750,908
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,857,713
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,365,475
Series A 5.25% 1/1/36	1,675,000	1,865,967

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	$1,004,872
5.35% 12/1/31	720,000	756,281
Plaza Metropolitan District No. 1
5.00% 12/1/40	1,265,000	1,317,320
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,756,047
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,633,730
6.00% 1/15/41	2,400,000	2,691,072
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/26	500,000	594,625
Series A 5.25% 11/1/18	1,000,000	1,165,040
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	758,123
		24,441,603
State General Obligation Bond – 0.57%
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	1,000,000	1,134,770
		1,134,770
Transportation Revenue Bonds – 10.88%
Colorado High Performance Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,300,115
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,165,080
Series A 5.25% 11/15/36	2,500,000	2,831,550
Series B 5.00% 11/15/30	1,000,000	1,149,520
Series B 5.00% 11/15/32	1,000,000	1,147,980
Series B 5.00% 11/15/37	8,000,000	8,972,320
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	765,348
Series C 5.375% 9/1/26	2,000,000	2,227,000
		21,558,913
Water & Sewer Revenue Bonds – 0.67%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	287,698

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM)	1,000,000	$1,043,440
		1,331,138
Total Municipal Bonds (cost $179,323,856)		195,203,774

	Number of
	shares
Short-Term Investment – 0.14%
Money Market Mutual Fund – 0.14%
Dreyfus Cash Management Fund	283,994	283,994
Total Short-Term Investment (cost $283,994)		283,994

Total Value of Securities – 98.63%
(cost $179,607,850)		195,487,768

Receivables and Other Assets Net of Liabilities – 1.37%		2,712,145
Net Assets – 100.00%		$198,199,913

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $1,808,409, which represents 0.91% of the Fund’s net assets.
@	Illiquid security. At Nov. 30, 2014, the aggregate value of illiquid securities was $4,182,668, which represents 2.11% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

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(Unaudited)

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation collateral
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.
VA – Veterans Administration collateral

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Notes
Delaware Tax-Free Colorado Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds II – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014.

	Level 1	Level 2	Total
Municipal Bonds	$—	$195,203,774	$195,203,774
Short-Term Investments	283,994	—	283,994
Total	$283,994	$195,203,774	$195,487,768

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: